Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned and majority-owned subsidiaries (collectively, the “Company”). Costamare is organized under the laws of the Republic of the Marshall Islands.

On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). During the six-month period ended June 30, 2023, the Company issued 299,200 shares to Costamare Shipping Services Ltd. (“Costamare Services”) (Note 3). On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 17). As of June 30, 2023, under the Plan, the Company has issued to its common stockholders 19,950,405 shares, in aggregate. As of June 30, 2023, the aggregate outstanding share capital was 120,012,531 common shares. As of June 30, 2023, members of the Konstantakopoulos Family owned, directly or indirectly, approximately 62.9% of the outstanding common shares, in the aggregate.

As of June 30, 2023, the Company owned and operated a fleet of 68 container vessels with a total carrying capacity of approximately 516,329 twenty-foot equivalent units (“TEU”) and 42 dry bulk vessels with a total carrying capacity of approximately 2,331,420 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. As of December 31, 2022, the Company owned and operated a fleet of 69 container vessels with a total carrying capacity of approximately 525,821 twenty-foot equivalent units (“TEU”) and 45 dry bulk vessels with a total carrying capacity of approximately 2,436,134 of dead-weight tonnage (“DWT”), through wholly owned subsidiaries. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators and since 2021, by chartering its dry bulk vessels to a diverse group of charterers (Note 3(d)).

During the fourth quarter of 2022, a new dry bulk operating platform was established and operates under Costamare Bulkers Inc. (“CBI”), a majority-owned subsidiary of Costamare organized in the Republic of the Marshall Islands (Note 16). The Company has agreed to invest an amount of up to $200,000 in CBI. CBI is chartering-in and chartering-out dry bulk vessels, entering into contracts of affreightment, forward freight agreements (“FFAs”) and may also utilize hedging solutions. As of June 30, 2023, CBI charters-in 54 dry-bulk vessels on period charters.

In March 2023, the Company entered into an agreement with Neptune Maritime Leasing Limited (“NML”) pursuant to which it agreed to invest in NML’s ship sale and leaseback business up to $200,000 in exchange for up to 40% of its ordinary shares and up to 79.05% of its preferred shares. In addition, the Company received a special ordinary share in NML which carries 75% of the voting rights of the ordinary shares providing control over NML. NML was established in 2021 to acquire, own and bareboat charter out vessels through its wholly-owned subsidiaries. On March 30, 2023, the Company invested in NML the amount of $11,099 and as a result acquired controlling financial interest. The Company accounted for the control obtained in NML at March 30, 2023 “as a business combination”, which resulted in the application of the “acquisition method”, as defined under ASC 805, Business Combinations, with the Company to be considered the accounting acquirer of NML. The assets acquired and liabilities assumed on the date of control were recorded at fair value. The assets acquired consisted mainly of four sale and leaseback contracts, under which NML had acquired and leased back under bareboat charter agreements, for one container vessel and three dry bulk vessels, all accounted for as failed sales (Note 12(b)). In addition, the Company estimated the fair value of the noncontrolling interest at the acquisition date at $34,132. The Company does not consider the acquisition a material business combination.

At June 30, 2023, Costamare had 150 wholly-owned subsidiaries incorporated in the Republic of Liberia, 13 incorporated in the Republic of the Marshall Islands and three incorporated in the Republic of Cyprus. In addition, as of June 30, 2023, Costamare had one majority-owned subsidiary incorporated in the Republic of the Marshall Islands and controlled one company incorporated under the laws of Jersey, which had 15 subsidiaries incorporated in the Republic of the Marshall Islands and one incorporated in the Republic of Liberia.

Revenues for the six-month periods ended June 30, 2022 and 2023, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2022	2023
A	13%	11%
B	19%	11%
C	4%	14%
Total	36%	36%

The reconciliation of the cash, cash equivalents and restricted cash at the end of the six-month periods ended June 30, 2022 and 2023 is presented in the table below:

	2022	2023
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	$601,163	$682,732
Restricted cash – current portion	11,420	10,189
Restricted cash – non-current portion	75,386	83,312
Total cash, cash equivalents and restricted cash	$687,969	$776,233

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for annual financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022, filed with the SEC on April 3, 2023.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s annual consolidated financial statements and, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2023, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2023.

As the international container shipping industry recovered from the COVID-19 pandemic, time charter rates improved significantly from their sizable pandemic-related declines until the first half of 2022, due to the increased demand for containerized goods coupled with inefficiencies in the global supply chain caused by the pandemic. However, since June 2022, time charter rates for containerships (across all sizes) have demonstrated significant declines of 73% on average, mainly driven by reduced growth in the transportation of containerized goods, inflation, and the normalization of supply chains.

The economic environment of the dry bulk segment improved significantly in 2021 and the first half of 2022 due to the increase in the demand for commodities. The ongoing geopolitical conflict between Russia and Ukraine has negatively impacted the export of dry bulk commodities from the Black Sea region, causing importing countries to look to other regions of the world for their import needs. The net effect on dry bulk shipping charter rates caused by the sourcing of dry bulk commodities from areas outside the Black Sea region is difficult to quantify since rates are dependent on a plethora of factors including the recent discontinuation of the multilateral agreement among Russia, Ukraine, Turkey and the United Nations to allow grain exports from the Black Sea region. The Black Sea conflict along with several geopolitical factors, such as the vulnerability of the global economy and the increased interest rate environment, have resulted in charter rates across the major categories of dry bulk vessels being at lower levels at the end of the second quarter 2023 compared to the end of the first quarter of 2023.

The ongoing Russia-Ukraine conflict has also resulted in the imposition of sanctions that impact the international shipping industry. For example, our vessels may be required to make port calls in Russia that are not subject to primary sanctions but may, over time, expose us to secondary sanctions related to the maritime sector of the Russian economy.

The Company will continue to monitor the global economic conditions and the Russia-Ukraine conflict along with their potential direct or indirect negative effects on the containership and dry bulk markets and will provide further updates if market circumstances warrant it.